Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory Disclosure [Line Items]
Write-down of inventories	$ 3,105	$ 1,247	$ 1,370